Revision of comparative figures - Consolidated statements of changes in Equity and Cashflow (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Correction of Errors
Equity	€ 435,643	€ 443,429	€ 429,564	€ 385,034
Cash flows from (used in) investing activities	(11,809)	(22,758)	(11,923)
Cash flows from (used in) financing activities	(13,277)	(5,442)	(6,054)
Net loss	(24,911)	(17,019)	(9,317)
Income tax expense	(1,814)	5,877	11,184
Increase (decrease) in contract liabilities	172	3,287	1,740
Accumulated deficit
Correction of Errors
Equity	(112,767)	(87,856)	(70,837)	(61,520)
Net loss	€ (24,911)	(17,019)	(9,317)
Restated adjustments
Correction of Errors
Equity		(4,002)		(2,103)
Net loss		(1,899)	(1,419)
Income tax expense		(720)	(550)
Increase (decrease) in contract liabilities		€ 2,619	€ 1,969
Restated adjustments | Accumulated deficit
Correction of Errors
Equity				€ (684)